Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	12/31/2025
	Pulp	Paper	Total
Net sales	37,816,141	12,299,538	50,115,679
Domestic market (Brazil)	1,786,984	7,462,804	9,249,788
Foreign market	36,029,157	4,836,734	40,865,891
Asia	17,987,863	45,083	18,032,946
Europe	10,532,908	344,813	10,877,721
North America	6,901,189	3,321,114	10,222,303
South America and Central	588,451	1,069,113	1,657,564
Africa	18,746	56,611	75,357
Cost of sales	(25,321,167)	(8,568,337)	(33,889,504)

Adjusted EBITDA	18,891,646	2,844,674	21,736,320
Adjustments to EBITDA (*)			209,947
Depreciation, depletion and amortization			(11,297,258)
Financial result			9,762,165
Net income before taxes			20,411,174

	12/31/2024
	Pulp	Paper	Total
Net sales	37,593,462	9,809,820	47,403,282
Domestic market (Brazil)	2,295,258	7,278,586	9,573,844
Foreign market	35,298,204	2,531,234	37,829,438
Asia	15,760,800	24,767	15,785,567
Europe	11,895,394	355,784	12,251,178
North America	6,965,731	914,234	7,879,965
South America and Central	670,157	1,179,840	1,849,997
Africa	6,122	56,608	62,730
Cost of sales	(21,261,705)	(6,139,822)	(27,401,527)

Adjusted EBITDA	20,866,160	2,983,040	23,849,200
Adjustments to EBITDA (*)			1,065,887
Depreciation, depletion and amortization			(9,223,995)
Financial result			(28,802,145)
Net income before taxes			(13,111,053)

	12/31/2023
	Pulp	Paper	Total
Net sales	30,677,265	9,078,310	39,755,575
Domestic market (Brazil)	2,144,199	6,719,093	8,863,292
Foreign market	28,533,066	2,359,217	30,892,283
Asia	13,588,032	72,133	13,660,165
Europe	8,701,141	302,131	9,003,272
North America	5,682,010	476,429	6,158,439
South America and Central	558,601	1,437,181	1,995,782
Africa	3,282	71,343	74,625
Cost of sales	(19,694,674)	(5,382,001)	(25,076,675)

Adjusted EBITDA	15,194,660	3,078,310	18,272,970
Adjustments to EBITDA (*)			1,264,428
Depreciation, depletion and amortization			(7,321,110)
Financial result			5,780,928
Net income before taxes			17,997,216

	12/31/2025	12/31/2024	12/31/2023
(*) Adjustments to EBITDA
Fair Value - Biological Asset	1,516,458	1,431,530	1,989,831
Loss from associates and joint ventures (2) (3)	(409,212)	(13,845)	(19,379)
Impairment of subsidiaries (2)	(88,871)
Income from disposal and write-off of non-current assets	(386,396)	(169,284)	(232,143)
Provision/(reversals) for losses on ICMS credits (note 9.1)	(193,152)	(130,726)	(348,628)
Expenses on Asset Acquisition and Business Combinations	(82,426)	(34,065)	(25,171)
Write-off of wood inventory	(78,203)	(11,930)	(22,998)
Restructuring expenses	(59,725)	(1,205)	(8,974)
Others (1)	(8,526)	(4,588)	(68,110)
	209,947	1,065,887	1,264,428
(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; ii) fines and cancellation of contracts; iii) tax credits - exclusion of ICMS from the PIS and COFINS calculation basis; and iv) donations for catastrophes and pandemics.
(2) It includes the impact of the transaction with the associate Spinnova Plc involving the joint venture Woodspin Oy and the subsidiary Suzano Finland Oy (note 14.2).
(3) It includes the impact of the transaction with the associate Ensyn Corporation involving the joint venture F&E Technologies LLC and the subsidiary F&E Tecnologia do Brasil S.A. (note 14.2).

Disclosure of products and services [text block]

	12/31/2025	12/31/2024	12/31/2023
Products
Market pulp (1)	37,816,141	37,593,462	30,677,265
Printing and writing paper (2)	8,260,804	8,072,722	7,567,320
Paperboard (3)	3,999,186	1,676,639	1,417,075
Other	39,548	60,459	93,915
	50,115,679	47,403,282	39,755,575
(1)Net sales of fluff pulp represent 0.7% of total net sales, and therefore were included in market pulp net sales. (0.7% as at December 31, 2024).
(2)Net sales of tissue represent 5.7% of total net sales, and therefore were included in printing and writing paper net sales. (5.8% as at December 31, 2024).
(3)The increase in paperboard revenue is substantially attributable to the operations of Suzano Packaging LLC, acquired on October 1, 2024.
With regard to the foreign market revenues of the pulp operating segment, China and the USA are the main countries in terms of net revenue, 39.30% and 13.80%, respectively, for the year ended December 31, 2025 (China and the USA represented 36.92% and 16.08%, respectively, on December 31, 2024 and 41.36% and 15.32%, respectively, on December 31, 2023).
With regard to the foreign market revenues of the paper operating segment, Argentina and USA, are the main countries in terms of net revenue, 5.79% and 67.53%, respectively, for the year ended December 31, 2025 (Argentina and USA represented 10.96% and 22.50% respectively, on December 31, 2024 and 23.68% and 19.49%, respectively, on December 31, 2023). The increase in revenues in the United States is primarily driven by the operations of Suzano Packaging LLC, acquired on October 1, 2024.
There is no other individual foreign country that represents more than 10% of net revenue in the foreign market for the years ended December 31, 2025, December 31, 2024 and December 31, 2023.

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments

	12/31/2025	12/31/2024
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242